Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 57.1%
Angola - 0.5%
Angola Government International Bonds
8.00%, 11/26/2029 (A)	$ 705,000	$ 636,263
8.75%, 04/14/2032 (A)	910,000	808,085
		1,444,348
Argentina - 2.7%
Argentina Republic Government International Bonds
0.75% (B), 07/09/2030	2,741,200	2,069,151
3.50% (B), 07/09/2041	1,115,000	705,496
4.13% (B), 07/09/2035 - 07/09/2046	2,730,000	1,835,609
Bono Del Tesoro Nacional Capitalizable en Pesos
2.15%, 06/30/2026	ARS 1,348,197,236	1,301,363
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037 (C)	$ 1,912,349	1,348,206
		7,259,825
Brazil - 3.3%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2027 - 01/01/2035	BRL 66,554,000	9,119,199
Chile - 0.3%
Chile Government International Bonds
2.75%, 01/31/2027	$ 825,000	791,116
China - 0.7%
China Government Bonds
3.27%, 11/19/2030	CNY 12,500,000	1,897,634
Colombia - 2.6%
Colombia Government International Bonds
7.75%, 11/07/2036	$ 3,790,000	3,705,847
8.38%, 11/07/2054	1,475,000	1,435,649
Colombia TES
Series B, 11.50%, 07/25/2046	COP 4,276,000,000	944,667
Series B, 13.25%, 02/09/2033	4,313,500,000	1,124,207
		7,210,370
Cote d'Ivoire - 1.5%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (C)	EUR 1,650,000	1,523,423
6.88%, 10/17/2040 (A)	750,000	678,440
8.25%, 01/30/2037 (A)	$ 1,870,000	1,818,575
		4,020,438
Czech Republic - 1.0%
Czech Republic Government Bonds
Series 142, 1.95%, 07/30/2037	CZK 83,030,000	2,688,780
Dominican Republic - 1.0%
Dominican Republic International Bonds
9.75%, 06/05/2026 (A)	DOP 32,700,000	529,827
11.25%, 09/15/2035 (A)	131,900,000	2,300,441
		2,830,268
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador - 1.1%
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (C)	$ 1,000,000	$ 633,939
5.50% (B), 07/31/2035 (C)	1,720,000	1,126,307
6.90%, 07/31/2030 (A)	1,610,000	1,240,455
		3,000,701
Egypt - 1.8%
Egypt Government International Bonds
7.30%, 09/30/2033 (A)	590,000	506,810
8.63%, 02/04/2030 (A)(D)	1,900,000	1,892,846
8.70%, 03/01/2049 (A)	3,150,000	2,567,250
		4,966,906
El Salvador - 1.0%
El Salvador Government International Bonds
9.50%, 07/15/2052 (A)	980,000	1,026,309
9.65%, 11/21/2054 (A)	1,700,000	1,806,033
		2,832,342
Ghana - 0.4%
Ghana Government International Bonds
Zero Coupon, 07/03/2026 - 01/03/2030 (C)	90,382	74,499
Zero Coupon, 01/03/2030 (A)	45,039	35,074
5.00% (B), 07/03/2035 (A)	963,000	702,894
5.00% (B), 07/03/2035 (C)	386,280	281,946
		1,094,413
Hungary - 1.4%
Hungary Government Bonds
3.00%, 10/27/2038	HUF 1,064,470,000	1,806,411
Hungary Government International Bonds
6.25%, 09/22/2032 (A)	$ 1,115,000	1,143,377
Magyar Export-Import Bank Zrt
6.13%, 12/04/2027 (A)	870,000	880,671
		3,830,459
Indonesia - 3.4%
Indonesia Government International Bonds
4.55%, 01/11/2028	2,875,000	2,853,526
Indonesia Treasury Bonds
7.13%, 06/15/2038	IDR 42,806,000,000	2,618,887
8.25%, 05/15/2036	25,031,000,000	1,671,779
8.38%, 03/15/2034	34,296,000,000	2,289,710
		9,433,902
Lebanon - 0.1%
Lebanon Government International Bonds
6.85%, 05/25/2029 (C)(E)(F)	$ 2,470,000	395,509
Malaysia - 0.3%
Malaysia Government Bonds
4.70%, 10/15/2042	MYR 3,555,000	863,457
Mexico - 6.3%
Mexico Bonos
7.75%, 11/23/2034	MXN 65,330,000	2,710,681
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Bonos (continued)
8.00%, 11/07/2047 - 07/31/2053	MXN 83,866,000	$ 3,148,458
Series M 30, 10.00%, 11/20/2036	61,540,500	2,973,468
Mexico Government International Bonds
6.88%, 05/13/2037	$ 3,080,000	3,098,064
7.38%, 05/13/2055	5,195,000	5,239,907
		17,170,578
Morocco - 0.5%
Morocco Government International Bonds
3.00%, 12/15/2032 (A)(G)	1,535,000	1,258,694
Nigeria - 1.0%
Nigeria Government International Bonds
6.50%, 11/28/2027 (A)	650,000	624,862
7.14%, 02/23/2030 (A)	700,000	644,854
10.38%, 12/09/2034 (A)	1,515,000	1,568,025
		2,837,741
Pakistan - 0.8%
Pakistan Government International Bonds
6.88%, 12/05/2027 (A)	2,270,000	2,108,408
Panama - 0.3%
Panama Government International Bonds
4.50%, 01/19/2063	1,500,000	897,441
Papua New Guinea - 0.4%
Papua New Guinea Government International Bonds
8.38%, 10/04/2028 (C)	1,160,000	1,147,050
Peru - 1.0%
Peru Government Bonds
7.60%, 08/12/2039 (C)	PEN 7,009,000	1,963,459
Peru Government International Bonds
6.90%, 08/12/2037 (A)	2,814,000	751,431
		2,714,890
Philippines - 0.5%
Philippines Government Bonds
6.25%, 01/25/2034	PHP 37,450,000	645,488
6.88%, 05/23/2044	37,450,000	667,727
		1,313,215
Poland - 3.4%
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028 - 07/09/2054 (A)	$ 1,950,000	1,962,722
Republic of Poland Government Bonds
Series 0432, 1.75%, 04/25/2032	PLN 10,257,000	1,942,712
Series 0726, 2.50%, 07/25/2026	10,856,000	2,568,337
Series 0728, 7.50%, 07/25/2028	8,027,000	2,103,054
Republic of Poland Government International Bonds
5.50%, 03/18/2054	$ 850,000	789,438
		9,366,263
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of South Africa - 3.5%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR 14,673,570	$ 726,119
8.50%, 01/31/2037	39,741,000	1,799,310
Series 2044, 8.75%, 01/31/2044 - 02/28/2048	14,875,387	636,176
8.88%, 02/28/2035	33,333,000	1,618,093
11.63%, 03/31/2053	34,875,000	1,935,365
Republic of South Africa Government International Bonds
5.75%, 09/30/2049	$ 2,670,000	1,995,825
7.95%, 11/19/2054 (A)	780,000	748,417
		9,459,305
Romania - 1.3%
Romania Government Bonds
7.35%, 04/28/2031	RON 5,365,000	1,106,760
Romania Government International Bonds
5.75%, 03/24/2035 (A)	$ 940,000	843,650
6.63%, 02/17/2028 (A)	750,000	762,060
7.13%, 01/17/2033 (A)	830,000	839,246
		3,551,716
Saudi Arabia - 2.1%
Saudi Government International Bonds
5.13%, 01/13/2028 (A)	1,240,000	1,249,808
5.63%, 01/13/2035 (A)	1,600,000	1,616,992
5.75%, 01/16/2054 (A)	3,173,000	3,006,767
		5,873,567
Serbia - 0.5%
Serbia International Bonds
6.00%, 06/12/2034 (A)	1,405,000	1,399,261
Sri Lanka - 0.3%
Sri Lanka Government International Bonds
3.10% (B), 01/15/2030 (A)	135,184	117,441
3.35% (B), 03/15/2033 (A)	265,162	209,478
3.60% (B), 06/15/2035 (A)	179,046	126,227
3.60% (B), 05/15/2036 - 02/15/2038 (A)(G)	372,890	304,342
4.00%, 04/15/2028 (A)	160,942	150,079
		907,567
Supranational - 3.8%
Africa Finance Corp.
5-Year CMT + 3.02%, 7.50% (H), 01/21/2030 (A)(I)	1,310,000	1,290,753
Asian Development Bank
6.20%, 10/06/2026	INR 38,300,000	438,157
Asian Infrastructure Investment Bank
4.25%, 01/27/2027 (C)	PHP 78,700,000	1,317,149
6.00%, 12/08/2031 (C)	INR 96,500,000	1,036,122
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (C)	$ 620,000	555,675
European Bank for Reconstruction & Development
Zero Coupon, 02/13/2031	TRY 848,000,000	2,205,067
6.25%, 04/11/2028	INR 89,900,000	1,016,842
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Supranational (continued)
Inter-American Development Bank
7.00%, 04/17/2033	INR 119,000,000	$ 1,383,497
International Bank for Reconstruction & Development
12.50%, 02/21/2025	KZT 418,000,000	805,873
13.50%, 07/03/2025	204,000,000	396,191
		10,445,326
Suriname - 0.7%
Suriname Government International Bonds
PIK Rate 3.00%, Cash Rate 4.95%, 7.95%, 07/15/2033 (A)(J)	$ 913,500	870,109
9.00% (H), 12/31/2050 (A)	975,000	998,887
		1,868,996
Turkey - 4.1%
Hazine Mustesarligi Varlik Kiralama AS
8.51%, 01/14/2029 (A)	550,000	585,807
Istanbul Metropolitan Municipality
10.50%, 12/06/2028 (A)	1,145,000	1,237,201
Republic of Turkiye
6.50%, 01/03/2035	1,750,000	1,652,732
Turkiye Government Bonds
12.60%, 10/01/2025	TRY 140,837,438	3,421,919
26.20%, 10/05/2033	89,356,000	2,566,789
Turkiye Government International Bonds
5.75%, 05/11/2047	$ 1,300,000	1,000,728
7.13%, 07/17/2032	740,000	738,871
		11,204,047
Ukraine - 1.0%
Ukraine Government International Bonds
Zero Coupon, 02/01/2030 (A)	340,732	192,445
Zero Coupon, 08/01/2041 (C)	1,120,000	938,560
1.75% (B), 02/01/2034 - 02/01/2035 (A)	2,447,171	1,375,554
3.00% (B), 02/01/2034 (C)	590,000	254,980
		2,761,539
Uruguay - 0.4%
Uruguay Government International Bonds
9.75%, 07/20/2033	UYU 45,449,000	1,046,323
Uzbekistan - 0.3%
Republic of Uzbekistan International Bonds
6.90%, 02/28/2032 (A)	$ 800,000	785,576
Venezuela - 0.1%
Venezuela Government International Bonds
9.00%, 05/07/2023 (C)(E)(F)	1,560,000	254,713
Zambia - 1.7%
Zambia Government Bonds
Series 15Y, 14.00%, 06/01/2035 - 12/26/2038	ZMW 31,605,000	732,327
Zambia Government International Bonds
0.50%, 12/31/2053 (A)	$ 2,540,000	1,543,583
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Zambia (continued)
Zambia Government International Bonds (continued)
0.50%, 12/31/2053 (C)	$ 802,384	$ 487,617
5.75% (B), 06/30/2033 (C)	2,174,723	1,934,688
		4,698,215
Total Foreign Government Obligations (Cost $158,788,816)		156,750,098
CORPORATE DEBT SECURITIES - 38.1%
Argentina - 0.9%
Tecpetrol SA
7.63%, 01/22/2033 (A)	705,000	708,095
Vista Energy Argentina SAU
7.63%, 12/10/2035 (A)	675,000	662,175
YPF SA
8.25%, 01/17/2034 (A)	1,060,000	1,065,300
		2,435,570
Bermuda - 0.3%
Geopark Ltd.
8.75%, 01/31/2030 (A)	820,000	813,030
Brazil - 0.7%
Samarco Mineracao SA
PIK Rate 9.00%, Cash Rate 9.00%, 06/30/2031 (C)(J)	1,847,049	1,786,433
PIK Rate 9.00%, Cash Rate 8.00%, 06/30/2031 (A)(J)	153,375	148,342
		1,934,775
Canada - 0.8%
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (A)	950,000	948,663
8.63%, 06/01/2031 (A)(G)	1,050,000	1,077,604
		2,026,267
Cayman Islands - 1.9%
Alibaba Group Holding Ltd.
4.88%, 05/26/2030 (A)	820,000	813,470
5.25%, 05/26/2035 (A)	840,000	820,504
IHS Holding Ltd.
8.25%, 11/29/2031 (A)	1,050,000	1,030,803
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/2031 (A)	1,100,000	1,185,833
Melco Resorts Finance Ltd.
5.75%, 07/21/2028 (A)	1,300,000	1,241,702
		5,092,312
Chile - 1.5%
AES Andes SA
6.30%, 03/15/2029 (A)	1,000,000	1,014,830
Alfa Desarrollo SpA
4.55%, 09/27/2051 (A)	857,249	634,567
Chile Electricity PEC SpA
Zero Coupon, 01/25/2028 (C)	809,587	677,624
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034 (A)	1,100,000	1,047,750
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chile (continued)
Telefonica Moviles Chile SA
3.54%, 11/18/2031 (A)	$ 1,000,000	$ 777,410
		4,152,181
Colombia - 0.2%
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (A)	760,000	653,163
Czech Republic - 0.3%
Energo-Pro AS
11.00%, 11/02/2028 (A)	850,000	916,121
India - 2.0%
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/2031 (A)	1,430,000	1,127,496
4.20%, 08/04/2027 (A)(G)	470,000	438,163
Adani Transmission Step-One Ltd.
4.00%, 08/03/2026 (C)	690,000	659,195
IIFL Finance Ltd.
8.75%, 07/24/2028 (A)	850,000	857,502
Muthoot Finance Ltd.
6.38%, 04/23/2029 (A)	1,300,000	1,281,879
Sammaan Capital Ltd.
9.70%, 07/03/2027 (A)	1,100,000	1,103,276
		5,467,511
Ireland - 0.0% (K)
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (I), 7.60% (A)(H)	640,000	23,120
Israel - 0.5%
Energean Israel Finance Ltd.
5.38%, 03/30/2028 (C)	820,000	783,592
Leviathan Bond Ltd.
6.75%, 06/30/2030 (C)	700,000	682,500
		1,466,092
Jersey, Channel Islands - 0.4%
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034 (C)	1,238,864	1,077,140
Kazakhstan - 0.6%
ForteBank JSC
7.75%, 02/04/2030 (A)(D)	560,000	556,526
KazMunayGas National Co. JSC
6.38%, 10/24/2048 (C)	600,000	553,500
6.38%, 10/24/2048 (A)	520,000	479,700
		1,589,726
Luxembourg - 4.1%
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	790,000	776,254
Chile Electricity Lux MPC SARL
6.01%, 01/20/2033 (A)	744,000	755,043
CSN Resources SA
4.63%, 06/10/2031 (A)	715,000	559,266
5.88%, 04/08/2032 (A)	385,000	317,622
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
EIG Pearl Holdings SARL
4.39%, 11/30/2046 (A)	$ 2,260,000	$ 1,771,383
Greensaif Pipelines Bidco SARL
6.10%, 08/23/2042 (A)	1,700,000	1,671,907
Guara Norte SARL
5.20%, 06/15/2034 (A)	822,609	764,870
Kenbourne Invest SA
4.70%, 01/22/2028 (C)(E)(F)	1,254,000	459,395
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (A)	1,371,763	1,160,346
Movida Europe SA
7.85%, 04/11/2029 (A)	1,200,000	1,030,682
Puma International Financing SA
7.75%, 04/25/2029 (A)	740,000	750,220
Tierra Mojada Luxembourg II SARL
5.75%, 12/01/2040 (C)	1,270,551	1,171,527
		11,188,515
Mexico - 4.6%
Banco Mercantil del Norte SA
Fixed until 01/24/2032 (I), 6.63% (A)(H)	700,000	626,932
Fixed until 05/20/2035 (I), 8.75% (A)(H)	1,330,000	1,322,365
BBVA Bancomer SA
Fixed until 06/29/2033, 8.45% (H), 06/29/2038 (A)	1,000,000	1,034,474
Braskem Idesa SAPI
6.99%, 02/20/2032 (A)(G)	700,000	550,666
CIBANCO SA Institucion de Banca Multiple Trust
4.38%, 07/22/2031 (A)	800,000	655,584
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25%, 01/31/2041 (A)	994,250	965,914
Petroleos Mexicanos
6.50%, 03/13/2027	1,300,000	1,254,132
6.84%, 01/23/2030	4,330,000	3,926,965
7.69%, 01/23/2050	2,975,000	2,230,553
		12,567,585
Morocco - 0.4%
OCP SA
7.50%, 05/02/2054 (A)	970,000	982,125
Multi-National - 1.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/2030 (A)	1,760,000	1,751,200
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S.
PIK Rate 1.50%, Cash Rate 9.00%, 05/25/2027 (J)	1,182,533	1,179,577
		2,930,777
Netherlands - 3.5%
Braskem Netherlands Finance BV
8.00%, 10/15/2034 (A)	1,785,000	1,722,608
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	$ 1,374,950	$ 1,376,980
Minejesa Capital BV
4.63%, 08/10/2030 (A)	687,680	673,077
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (A)	682,394	655,195
Prosus NV
4.99%, 01/19/2052 (A)	2,920,000	2,208,889
VEON Holdings BV
3.38%, 11/25/2027 (C)	810,000	715,118
4.00%, 04/09/2025 (A)	1,110,000	1,097,426
Yinson Boronia Production BV
8.95%, 07/31/2042 (A)	1,189,416	1,236,993
		9,686,286
Nigeria - 0.4%
SEPLAT Energy PLC
7.75%, 04/01/2026 (A)	1,200,000	1,195,728
Northern Mariana Islands - 0.7%
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/2025 (A)	1,250,000	1,247,163
HTA Group Ltd.
7.50%, 06/04/2029 (A)	730,000	739,877
		1,987,040
Peru - 1.1%
Cia de Minas Buenaventura SAA
6.80%, 02/04/2032 (A)(D)	790,000	783,048
Peru LNG SRL
5.38%, 03/22/2030 (C)	1,310,881	1,218,016
Petroleos del Peru SA
5.63%, 06/19/2047 (A)	1,275,000	809,913
5.63%, 06/19/2047 (C)	200,000	127,045
		2,938,022
Poland - 0.5%
ORLEN SA
6.00%, 01/30/2035 (A)	1,450,000	1,455,798
Qatar - 0.2%
QatarEnergy
3.13%, 07/12/2041 (A)	750,000	550,586
Republic of South Africa - 0.3%
Eskom Holdings SOC Ltd.
7.50%, 09/15/2033	ZAR 20,000,000	857,124
Saudi Arabia - 0.8%
Saudi Arabian Oil Co.
5.88%, 07/17/2064 (A)	$ 2,370,000	2,204,349
Serbia - 0.3%
Telecommunications Co. Telekom Srbija AD Belgrade
7.00%, 10/28/2029 (A)	900,000	892,944
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Singapore - 0.4%
LLPL Capital Pte. Ltd.
6.88%, 02/04/2039 (A)	$ 1,133,850	$ 1,148,346
Spain - 0.3%
AI Candelaria Spain SA
5.75%, 06/15/2033 (A)	1,075,000	898,890
Thailand - 0.6%
Bangkok Bank PCL
Fixed until 09/23/2031, 3.47% (H), 09/23/2036 (A)	1,000,000	863,180
GC Treasury Center Co. Ltd.
2.98%, 03/18/2031 (A)(G)	950,000	813,162
		1,676,342
Togo - 0.3%
Ecobank Transnational, Inc.
10.13%, 10/15/2029 (A)	780,000	821,909
Turkey - 2.6%
Eregli Demir ve Celik Fabrikalari TAS
8.38%, 07/23/2029 (A)	560,000	573,938
GDZ Elektrik Dagitim AS
9.00%, 10/15/2029 (A)	620,000	607,787
TC Ziraat Bankasi AS
7.25%, 02/04/2030 (A)(D)	1,550,000	1,544,730
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030 (A)(G)	620,000	624,727
Turkiye Garanti Bankasi AS
Fixed until 02/28/2029, 8.38% (H), 02/28/2034 (A)	1,260,000	1,288,993
Ulker Biskuvi Sanayi AS
7.88%, 07/08/2031 (A)	1,065,000	1,075,544
Yapi ve Kredi Bankasi AS
Fixed until 04/04/2029 (I), 9.74% (A)(H)	1,280,000	1,335,040
		7,050,759
Ukraine - 0.2%
VF Ukraine PAT via VFU Funding PLC
6.20%, 02/11/2025 (A)	600,000	598,560
United Arab Emirates - 0.7%
Adnoc Murban Rsc Ltd.
4.50%, 09/11/2034 (A)	1,000,000	942,464
Sweihan PV Power Co. PJSC
3.63%, 01/31/2049 (A)	1,060,576	845,871
		1,788,335
United Kingdom - 2.8%
Avianca Midco 2 PLC
9.63%, 02/14/2030 (A)(D)	420,000	409,500
Azule Energy Finance PLC
8.13%, 01/23/2030 (A)	785,000	792,850
Biocon Biologics Global PLC
6.67%, 10/09/2029 (A)	1,200,000	1,168,893
Energean PLC
6.50%, 04/30/2027 (A)	1,430,000	1,427,497
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
NAK Naftogaz Ukraine via Kondor Finance PLC
7.65%, 07/19/2025 (C)	$ 548,294	$ 531,911
Standard Chartered PLC
Fixed until 03/08/2030 (I), 7.88% (A)(G)(H)	1,530,000	1,578,708
Trident Energy Finance PLC
12.50%, 11/30/2029 (A)	680,000	716,969
WE Soda Investments Holding PLC
9.38%, 02/14/2031 (A)	1,080,000	1,108,706
		7,735,034
United States - 1.3%
Kosmos Energy Ltd.
8.75%, 10/01/2031 (A)(G)	1,630,000	1,559,175
SierraCol Energy Andina LLC
6.00%, 06/15/2028 (C)	1,215,000	1,126,215
Stillwater Mining Co.
4.00%, 11/16/2026 (C)	770,000	729,421
		3,414,811
Uzbekistan - 0.3%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/2028 (A)	820,000	822,779
Venezuela - 0.3%
Petroleos de Venezuela SA
6.00%, 11/15/2026 (C)(E)(F)	1,000,000	120,000
8.50%, 10/27/2020 (C)(E)(F)	645,000	588,562
9.75%, 05/17/2035 (C)(E)(F)	1,000,000	130,000
		838,562
Virgin Islands, British - 0.2%
Estate Sky Ltd.
5.45%, 07/21/2025 (C)	610,000	517,345
		517,345
Total Corporate Debt Securities (Cost $105,571,320)		104,395,559
	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.6%
Egypt - 0.6%
Egypt Treasury Bills 26.68% (L), 10/21/2025	EGP 90,950,000	$ 1,527,924
Total Short-Term Foreign Government Obligation (Cost $1,525,885)		1,527,924

	Shares	Value
OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (L)	6,694,940	6,694,940
Total Other Investment Company (Cost $6,694,940)		6,694,940

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp., 1.80% (L), dated 01/31/2025, to be repurchased at $13,539,366 on 02/03/2025. Collateralized by U.S. Government Obligations, 1.25% - 4.25%, due 11/30/2026, and with a total value of $13,806,127.	$ 13,535,305	13,535,305
Total Repurchase Agreement (Cost $13,535,305)		13,535,305
Total Investments (Cost $286,116,266)		282,903,826
Net Other Assets (Liabilities) - (3.1)%		(8,546,188)
Net Assets - 100.0%		$ 274,357,638
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	02/28/2025	USD	1,003,426	CZK	24,211,657	$5,790	$—
BCLY	02/28/2025	USD	4,050,220	PLN	16,417,726	16,913	—
GSB	02/04/2025	USD	5,085,445	BRL	31,462,915	—	(293,704)
GSB	02/04/2025	USD	1,524,786	BRL	8,889,654	4,940	—
GSB	02/04/2025	BRL	8,889,654	USD	1,461,666	58,180	—
GSB	02/04/2025	BRL	31,462,915	USD	5,396,634	—	(17,484)
GSB	02/28/2025	MXN	34,885,848	USD	1,682,194	—	(6,078)
GSB	03/06/2025	USD	715,000	BRL	4,232,085	—	(2,968)
GSB	03/06/2025	BRL	6,357,505	USD	1,078,000	543	—
HSBC	02/04/2025	USD	907,112	BRL	5,288,555	2,939	—
HSBC	02/04/2025	BRL	5,288,555	USD	895,000	9,173	—
HSBC	02/10/2025	KRW	2,719,203,200	USD	1,864,000	8,197	—
HSBC	02/28/2025	USD	5,570,711	MXN	115,394,620	26,492	—
HSBC	02/28/2025	ZAR	31,009,375	USD	1,659,720	—	(3,919)
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
MSCS	02/04/2025	USD	1,001,340	BRL	5,837,915	$3,244	$—
MSCS	02/04/2025	BRL	5,837,915	USD	955,000	43,096	—
MSCS	02/10/2025	CLP	1,878,912,000	USD	1,864,000	51,291	—
MSCS	02/28/2025	USD	746,873	EUR	717,000	2,111	—
MSCS	02/28/2025	MXN	32,843,885	USD	1,584,464	—	(6,456)
RBC	02/04/2025	USD	2,534,400	BRL	15,243,342	—	(71,722)
RBC	02/04/2025	USD	4,577,989	BRL	26,690,133	14,832	—
RBC	02/04/2025	BRL	26,690,133	USD	4,521,353	41,803	—
RBC	02/04/2025	BRL	15,243,342	USD	2,614,594	—	(8,471)
RBC	02/10/2025	MYR	8,277,628	USD	1,844,802	12,870	—
RBC	03/06/2025	USD	3,764,109	BRL	22,234,968	—	(8,027)
TDB	02/28/2025	USD	5,485,191	EUR	5,268,691	12,499	—
Total						$314,913	$(418,829)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	55.4%	$156,750,098
Oil, Gas & Consumable Fuels	12.7	35,986,506
Electric Utilities	4.1	11,512,604
Banks	3.9	10,995,977
Metals & Mining	3.1	8,855,822
Communications Equipment	2.6	7,291,209
Chemicals	1.8	5,116,311
Construction & Engineering	1.7	4,898,860
Energy Equipment & Services	1.5	4,094,897
Internet & Catalog Retail	1.4	3,842,863
Financial Services	1.2	3,242,657
Commercial Services & Supplies	0.9	2,596,341
Hotels, Restaurants & Leisure	0.4	1,241,702
Biotechnology	0.4	1,168,893
Food Products	0.4	1,075,544
Distributors	0.3	892,944
Diversified REITs	0.2	655,584
Real Estate Management & Development	0.2	517,345
Passenger Airlines	0.1	409,500
Investments	92.3	261,145,657
Short-Term Investments	7.7	21,758,169
Total Investments	100.0%	$ 282,903,826
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (M)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$156,750,098	$—	$156,750,098
Corporate Debt Securities	—	104,395,559	—	104,395,559
Short-Term Foreign Government Obligation	—	1,527,924	—	1,527,924
Other Investment Company	6,694,940	—	—	6,694,940
Repurchase Agreement	—	13,535,305	—	13,535,305
Total Investments	$6,694,940	$276,208,886	$—	$282,903,826
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$314,913	$—	$314,913
Total Other Financial Instruments	$—	$314,913	$—	$314,913
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$(418,829)	$—	$(418,829)
Total Other Financial Instruments	$—	$(418,829)	$—	$(418,829)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $129,038,698, representing 47.0% of the
Fund's net assets.

(B)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2025; the maturity date disclosed is the ultimate maturity date.
(C)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the total value of the Regulation S securities is $28,928,381, representing
10.5% of the Fund's net assets.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2025, the value of this security is $1,948,179, representing 0.7% of the Fund's net assets.

(F)	Non-income producing security.
(G)
All or a portion of the security is on loan. The total value of the securities on loan is $6,992,907, collateralized by cash collateral of $6,694,940 and non-cash collateral, such as U.S. government securities of $442,500. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(H)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(I)	Perpetual maturity. The date displayed is the next call date.
(J)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Rate disclosed reflects the yield at January 31, 2025.
(M)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(N)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
ARS	Argentina Peso
BRL	Brazilian Real
CLP	Chile Peso
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
CURRENCY ABBREVIATION(S) (continued):
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexico Peso
MYR	Malaysia Ringgit
PEN	Peruvian Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
TRY	Turkish New Lira
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
ZMW	Zambian Kwacha
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
MSCS	Morgan Stanley Capital Services Inc.
RBC	Royal Bank of Canada
TDB	Toronto Dominion Bank
PORTFOLIO ABBREVIATION(S):
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PJSC	Private Joint Stock Co.
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Emerging Markets Debt (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds